CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 167,259	$ 177,283
Cost of revenues:
Total cost of revenues	100,819	99,312
Gross profit	66,440	77,971
Operating expenses:
Research and development	61,377	63,350
Sales and marketing	30,587	33,839
General and administrative	40,070	40,878
Amortization of intangibles	1,136	1,191
Restructuring costs	1,279
Total operating expenses	134,449	139,258
Loss from operations	(68,009)	(61,287)
Interest expense, net	(20,394)	(12,813)
Change in fair value of warrant liability and derivatives, net	7,085	4,116
Gain on extinguishment of debt		2,096
Other expense, net	(4,261)	(3,328)
Loss before income taxes	(85,579)	(71,216)
Income tax benefit	197	690
Net loss	$ (85,382)	$ (70,526)
Loss per share - basic and diluted	$ (1.17)	$ (1.09)
Weighted average shares outstanding - basic and diluted	72,782,773	64,509,718
Products And Software Licenses [Member]
Revenues:
Total revenues	$ 148,922	$ 151,172
Cost of revenues:
Total cost of revenues	95,335	95,442
Maintenance Warranty And Services [Member]
Revenues:
Total revenues	18,337	26,111
Cost of revenues:
Total cost of revenues	$ 5,484	$ 3,870